FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,454,005	$ 2,800,719
Derivative financial liabilities	(1,961,109)	(2,381,326)
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	736,163	976,813
Derivative financial liabilities	(630,605)	(895,947)
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,669,513	1,787,095
Derivative financial liabilities	(1,269,295)	(1,418,778)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	48,329	36,811
Derivative financial liabilities	(61,209)	(66,601)
Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,454,005	2,800,719
Derivative financial liabilities	(1,961,109)	(2,381,326)
Carrying amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	736,163	976,813
Derivative financial liabilities	(630,605)	(895,947)
Total derivative financial assets (liabilities)	105,558	80,866
Carrying amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	729,367	975,125
Derivative financial liabilities	(605,537)	(880,614)
Carrying amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	6,796	1,688
Derivative financial liabilities	(25,068)	(15,333)
Carrying amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,669,513	1,787,095
Derivative financial liabilities	(1,269,295)	(1,418,778)
Total derivative financial assets (liabilities)	400,218	368,317
Carrying amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,422,355	947,053
Derivative financial liabilities	(960,838)	(615,625)
Carrying amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	247,158	840,042
Derivative financial liabilities	(308,457)	(803,153)
Carrying amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	48,329	36,811
Derivative financial liabilities	(61,209)	(66,601)
Total derivative financial assets (liabilities)	(12,880)	(29,790)
Carrying amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	48,329	36,811
Derivative financial liabilities	$ (61,209)	$ (66,601)